Related Party Transactions	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On May 31, 2017, the Company issued 1,437,500 shares of the Company’s common stock to the Sponsor (the “Founder Shares”) in exchange for a capital contribution of $25,000. 137,500 of the Founder Shares were forfeited by the Sponsor upon the partial exercise of the underwriters’ over-allotment option.

The Founder Shares are identical to the shares of common stock included in the Units and holders of Founder Shares have the same stockholder rights as public stockholders, except that (i) the Founder Shares and the shares of common stock underlying the Private Units are subject to certain transfer restrictions, and (ii) the Sponsor has entered into a letter agreement, pursuant to which it has agreed (A) to waive its redemption rights with respect to the Founder Shares, and the shares of common stock underlying the Private Units and the Public Units in connection with the completion of a Business Combination and (B) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and the shares of common stock underlying the Private Units if the Company fails to complete a Business Combination within 12 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of one year after the completion of an initial Business Combination or earlier of (i) subsequent to the Company’s Business Combination, the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial Business Combination, or (ii) the date following the completion of an Initial Business Combination on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Units

In addition, the Sponsor purchased an aggregate of 254,500 Private Units at $10.00 per Private Unit for proceeds of $2,545,000 in the aggregate in the Private Placement. This purchase took place on a private placement basis simultaneously with the completion of the Initial Public Offering. This issuance was be made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.

The Sponsor committed to purchase from the Company up to an additional 26,250 Private Units if the underwriters’ over-allotment option was exercised in full.

On September 13, 2017, 7,000 additional Private Units were purchased by the Sponsor at $10.00 per Private Unit upon the partial exercise of the over-allotment option.

Administrative Service Fee

The Company agreed, commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay the Sponsor a monthly fee of $10,000 for office space, utilities and secretarial and administrative support. For the three months ended November 30, 2018, the Company has paid $30,080 which is presented as general and administrative expense on the accompanying statement of operations. In December 2018, this monthly administrative service fee agreement was terminated.

Loan

The Sponsor loaned the Company $201,707 in the aggregate, to be used for a portion of the expenses of the Initial Public Offering and working capital purposes. The loan is non-interest bearing, unsecured and due at the earlier of December 31, 2017 or the closing of the Initial Public Offering. As of November 30, 2018, $120,089 of the Sponsor’s loan has been repaid. As of February 28, 2019, the balance of the Sponsor loan is $85,238.

The Company maintains its cash balance at a financial services company that is owned by an officer of the Company.

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On May 31, 2017, the Company issued 1,437,500 shares of the Company’s common stock to the Sponsor (the “Founder Shares”) in exchange for a capital contribution of $25,000. 137,500 Founder Shares were forfeited by the Sponsor upon the partial exercise of the underwriters’ over-allotment option.

The Founder Shares are identical to the shares of common stock included in the Units and holders of Founder Shares have the same stockholder rights as public stockholders, except that (i) the Founder Shares and the shares of common stock underlying the Private Units are subject to certain transfer restrictions, and (ii) the Sponsor has entered into a letter agreement, pursuant to which it has agreed (A) to waive its redemption rights with respect to the Founder Shares, and the shares of common stock underlying the Private Units and the Public Units in connection with the completion of a Business Combination and (B) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and the shares of common stock underlying the Private Units if the Company fails to complete a Business Combination within 12 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of one year after the completion of an initial Business Combination or earlier of (i) subsequent to the Company’s Business Combination, the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial Business Combination, or (ii) the date following the completion of an Initial Business Combination on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Units

In addition, the Sponsor purchased, pursuant to a written agreement, an aggregate of 254,500 Private Units at $10.00 per Private Unit for proceeds of $2,545,000 in the aggregate in the Private Placement. This purchase took place on a private placement basis simultaneously with the completion of the Initial Public Offering. This issuance was be made pursuant to the exemption from registration contained in Section 4(a) (2) of the Securities Act.

On September 13, 2017, the Sponsor purchased 7,000 additional Private Units at $10.00 per Private Unit upon the partial exercise of the underwriter’s over-allotment option.

Administrative Service Fee

The Company has agreed, commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay the Sponsor a monthly fee of $10,000 for office space, utilities and secretarial and administrative support. For the year ended May 31, 2018, the Company has paid an aggregate of $100,000 which is presented as general and administrative expense on the accompanying statement of operations.

Loan

The Sponsor has loaned the Company $201,707 in the aggregate, to be used for a portion of the expenses of the Initial Public Offering and working capital purposes. The loan is non-interest bearing, unsecured and due at the earlier of December 31, 2017 or the closing of the Initial Public Offering. As of May 31, 2018, $120,089 of the Sponsor’s loan has been repaid. As of May 31, 2018 and 2017 the balance of the sponsor loan is $81,618 and $30,672, respectively.